Trade and Other Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable	$ 488	$ 399
Current non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	49	42
(Note 8)	36	15
Income taxes receivable	10	6
Trade and other receivables	$ 583	$ 462